Document and Entity Information	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-39231
Entity Registrant Name	PASSAGE BIO, INC.
Entity Central Index Key	0001787297
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2729751
City Area Code	267
Local Phone Number	866-0311
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PASG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false